Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Property Plant And Equipment [Line Items]
Cost	$ 9,968.2	$ 9,692.0
Accumulated depreciation	(3,016.0)	(2,717.3)
Net book value	6,952.2	6,974.7
Vessels
Property Plant And Equipment [Line Items]
Cost	9,410.9	9,148.9
Accumulated depreciation	(2,830.4)	(2,571.3)
Net book value	6,580.5	6,577.6
Equipment and other
Property Plant And Equipment [Line Items]
Cost	557.3	543.1
Accumulated depreciation	(185.6)	(146.0)
Net book value	$ 371.7	$ 397.1